Goodwill (Details) - Goodwill $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 14,251
Effects of foreign exchange	(206)
Balance at end of period	$ 14,045